Land Use Rights	12 Months Ended
Dec. 31, 2022
Land Use Rights [Abstract]
LAND USE RIGHTS
24.	LAND USE RIGHTS

Amount
COST
At January 1, 2021	734,990
additions for the year	-
translation adjustment	20,277
At December 31, 2021	755,267
additions for the year	-
Disposed due to discontinued operation	(755,267)
At December 31, 2022	-

AMORTIZATION
At January 1, 2021	(130,020)
charge for the year	(14,958)
impairment	(222,989)
translation adjustment	(7,209)
At December 31, 2021	(375,176)
charge for the year	-
Disposed due to discontinued operation	375,176
At December 31, 2022	-

CARRYING AMOUNTS
At December 31, 2021	380,091
At December 31, 2022	-

The amounts represent the prepayment of rentals for land use right (industrial use) situated in the PRC. The land use rights have the term of 50 years.